Segments (Details) - Schedule of operating results of the group - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022		Dec. 31, 2021
Segments (Details) - Schedule of operating results of the group [Line Items]
External revenue	$ 34,959		$ 10,118
Segment results – operating income (loss)	(6,328)		(9,895)
Non-operating income (loss)	2,382		14,393
Finance income (loss)	(793)		(347)
Profit (Loss) before taxes on income	(4,739)		4,151
Tax benefit (expense) on income	(9)		(105)
Segment results – profit (loss)	(4,748)		4,046
Corporate [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
External revenue			2,400
Segment results – operating income (loss)	(3,366)		(2,271)
Non-operating income (loss)	64		2,509
Finance income (loss)	330		555
Profit (Loss) before taxes on income	(2,972)		793
Tax benefit (expense) on income	(5)
Segment results – profit (loss)	(2,977)		793
E-commerce [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
External revenue	2,343		6,509
Segment results – operating income (loss)	(1,098)		(932)
Non-operating income (loss)	(63)
Finance income (loss)	(272)		(629)
Profit (Loss) before taxes on income	(1,433)		(1,561)
Tax benefit (expense) on income	(93)		21
Segment results – profit (loss)	(1,526)		(1,540)
Online [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
External revenue	31,144		1,185
Segment results – operating income (loss)	638	[1]	(3,229)	[2]
Non-operating income (loss)	(56)
Finance income (loss)	(620)		(206)
Profit (Loss) before taxes on income	(38)		(3,435)
Tax benefit (expense) on income	(15)
Segment results – profit (loss)	(53)		(3,435)
Online One [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
External revenue	1,472
Segment results – operating income (loss)	(310)
Non-operating income (loss)
Finance income (loss)	(277)
Profit (Loss) before taxes on income	(587)
Tax benefit (expense) on income
Segment results – profit (loss)	(587)
Others [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
External revenue			24
Segment results – operating income (loss)	(1,385)	[3]	(3,531)	[4]
Non-operating income (loss)	137		494
Finance income (loss)	(2)		(15)
Profit (Loss) before taxes on income	(1,250)		(3,052)
Tax benefit (expense) on income	(6)
Segment results – profit (loss)	(1,256)		(3,052)
Adjustments and eliminations [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
External revenue
Segment results – operating income (loss)	(807)		68
Non-operating income (loss)	2,300		11,390
Finance income (loss)	48		(52)
Profit (Loss) before taxes on income	1,541		11,406
Tax benefit (expense) on income	110		(126)
Segment results – profit (loss)	$ 1,651		$ 11,280

[1]	Includes equity loss of USD 215 thousands in relation to Gix Internet. For the operating results of Gix Internet, refer to note 4F.
[2]	Includes equity loss of USD 823 thousands in relation to Gix Internet. For the operating results of Gix Internet, refer to note 4F.
[3]	Includes equity loss of USD 1,073 thousands in relation to ScoutCam. For the operating results of Scoutcam, refer to note 4C.
[4]	Includes equity loss of USD 1,402 thousands in relation to ScoutCam. For the operating results of Scoutcam, refer to note 4C.